As filed with the Securities and Exchange Commission on November 6, 2014
Securities Act File No. 333-174323
Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	14	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	16	[	X	]
(Check appropriate box or boxes)

Brookfield Investment Funds
(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 549-8408

Kim G. Redding
Brookfield Investment Management Inc.
Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:

Michael R. Rosella, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Approximate Date Of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a) (1)
[		]	on (April 30, 2013) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[	]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 14 to the Registration Statement of Brookfield Investment Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 13 on Form N-1A filed on October 15, 2014.  This PEA No. 14 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 13 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 6th day of November, 2014.

BROOKFIELD INVESTMENT FUNDS

By:    /s/ Brian F. Hurley
Brian F. Hurley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	CAPACITY	DATE

	/s/ Brian F. Hurley	President and Principal Executive Officer	November 6, 2014
Brian F. Hurley

	/s/ Jonathan C. Tyras	Trustee	November 6, 2014
Jonathan C. Tyras

	/s/ Heather Goldman*	Trustee	November 6, 2014
Heather Goldman

	/s/ Angela Ghantous	Treasurer and Principal Financial Officer	November 6, 2014
Angela Ghantous

	/s/ Rodman L. Drake*	Trustee and Chairman of the Board	November 6, 2014
Rodman L. Drake

	/s/ Louis P. Salvatore*	Trustee	November 6, 2014
Louis P. Salvatore

	/s/ Edward A. Kuczmarski*	Trustee	November 6, 2014
Edward A. Kuczmarski

	/s/ Stuart McFarland*	Trustee	November 6, 2014
Stuart McFarland

*By:	/s/ Brian F. Hurley
Brian F. Hurley
Attorney-In-Fact, pursuant to Power of Attorney

Exhibit List

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE